Concentration of Risk	12 Months Ended
Dec. 31, 2017
CONCENTRATION OF RISK [Abstract]
Concentration of Risk

4.                  CONCENTRATION OF RISK

a.                                      Concentration of Credit Risk

Financial instruments that potentially expose the Sogou Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, and accounts receivable.

Cash and Cash Equivalents and Short-term Investments

As of December 31, 2016, approximately 62% of the Sogou Group’s cash and cash equivalents and short-term investments were held in eight financial institutions in mainland China, and approximately 34% of the Sogou Group’s cash and cash equivalents and short-term investments were held in one financial institution in Macao. The remaining cash and cash equivalents and short-term investments were held in two financial institutions in Hong Kong.

As of December 31, 2017, approximately 30% of the Sogou Group’s cash and cash equivalents and short-term investments were held in eight financial institutions in mainland China, approximately 29% of the Sogou Group’s cash and cash equivalents and short-term investments were held in three financial institutions in Hong Kong, and approximately 25% of the Sogou Group’s cash and cash equivalents and short-term investments were held in one financial institution in Macau. The remaining cash and cash equivalents and short-term investments were held in one financial institutions in New York.

The Sogou Group holds its cash and cash equivalents and short-term investments at financial institutions that are among the largest and most respected in the PRC and at international financial institutions with high ratings from internationally-recognized rating agencies. The Sogou Group’s management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves.

Management expects that any additional institutions that the Sogou Group uses for its cash and cash equivalents and short-term investments will be chosen with similar criteria for soundness. As a further means of managing its credit risk, the Sogou Group holds its cash and bank deposits in a number of different financial institutions. As of December 31, 2016 and 2017, the Sogou Group held its cash and cash equivalents and short-term investments in different financial institutions and held no more than approximately 48% and 29% of its total cash and cash equivalents and short-term investments at any single institution.

Under PRC law, it is generally required that a commercial bank in the PRC that holds third party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.

Accounts Receivable

As of December 31, 2016 and 2017, the Sogou Group’s accounts receivable from its top three customers represented 54%, and 43%, respectively, of the Sogou Group’s aggregate accounts receivable balance, and a single customer accounted for 37%, and 23%, respectively, of such balance.

Management assesses the credit quality of and sets credit limits on the Sogou Group’s customers, taking into account their financial position, the availability of guarantees from third parties, their credit history, and other factors such as current market conditions. In estimating the Sogou Group’s general allowance for doubtful accounts, management considers many factors, including among other things the results of reviews of delinquent accounts, aging analyses and customer credit analyses, and analysis of historical bad debt records and current economic trends. As of December 31, 2016 and 2017, there were nil and US$384 allowance for doubtful accounts provided by the Sogou Group.

b.                                      Foreign Currency Exchange Rate Risks

While the reporting currency of the Sogou Group is the U.S. dollar, to date almost all of its revenues and costs, almost half of its assets, and almost all of its liabilities are denominated in RMB. As a result, the Sogou Group is exposed to foreign exchange risk, as its revenues and assets may be affected by fluctuations in the exchange rate between the U.S. dollar and the RMB. If the RMB depreciates against the U.S. dollar, the value of the Sogou Group’s RMB revenues and assets as expressed in its U.S. dollar financial statements will decline.